FINANCIAL RISK MANAGEMENT (Details) shares in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($) Debt_tranche shares	Mar. 31, 2017 CAD ($) shares	Mar. 31, 2018 USD ($) Financial_institution Interest_rate_swap_agreements Foreign_currency_swap_agreement Equity_swap_agreement	Mar. 31, 2018 CAD ($) Financial_institution Interest_rate_swap_agreements Foreign_currency_swap_agreement Equity_swap_agreement	Mar. 31, 2018 GBP (£) Financial_institution Interest_rate_swap_agreements Foreign_currency_swap_agreement Equity_swap_agreement	Mar. 31, 2017 USD ($) Financial_institution Interest_rate_swap_agreements Foreign_currency_swap_agreement Equity_swap_agreement	Mar. 31, 2017 CAD ($) Financial_institution Interest_rate_swap_agreements Foreign_currency_swap_agreement Equity_swap_agreement	Mar. 31, 2017 GBP (£) Financial_institution Interest_rate_swap_agreements Foreign_currency_swap_agreement Equity_swap_agreement	Mar. 31, 2013 Foreign_currency_swap_agreement
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts receivable, maximum amount available to sell			$ 300.0			$ 150.0
Accounts receivable, amount sold to financial institution				$ 168,300,000			$ 141,600,000
Accounts receivable, amount sold to financial institution, fees	$ 2,400,000	$ 1,200,000
Net income	355,700,000	256,600,000
Other comprehensive income (loss)	$ 43,300,000	$ (13,900,000)
Equity swap agreement, common shares (in shares) | shares	2,150	1,850
Borrowings				1,260,900,000			1,255,400,000
Letters of credit and guarantees, net				223,400,000			238,200,000
Sale and leaseback transactions, maximum exposure				11,200,000			11,600,000
Deferred gains on sale and leasebacks				9,200,000			10,000,000
Revolving Unsecured Term Credit Facility, September 2022
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Line of credit facility, maximum borrowing capacity			550.0	550,000,000		$ 550.0
Line of credit facility, maximum borrowing capacity option			$ 850.0	850,000,000
Borrowings				0			$ 0
Fiscal Year 2020
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sale and leaseback transactions, maximum exposure				7,200,000
Fiscal Year 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sale and leaseback transactions, maximum exposure				$ 4,000,000
Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Number of derivative agreements entered into | Interest_rate_swap_agreements			2	2	2	2	2	2
Derivative, notional amount				$ 2,200,000			$ 10,700,000
Interest rate swap agreements, number of financial institutions | Financial_institution			1	1	1	1	1	1
Debt, fixed interest rate			88.00%	88.00%	88.00%	90.00%	90.00%	90.00%
Equity swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Number of derivative agreements entered into | Equity_swap_agreement			4	4	4	2	2	2
Currency risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Foreign currency strengthening change			5.00%	5.00%	5.00%
Interest rate risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Sensitivity analysis to interest rate change	1.00%
Net income	$ 1,200,000	$ 1,300,000
Other comprehensive income (loss)	$ 300,000	500,000
USD/GBP | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Number of derivative agreements entered into | Foreign_currency_swap_agreement			1	1	1	1	1	1
Derivative, notional amount			$ 1.1		£ 0.6	$ 5.7		£ 2.8
USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Number of derivative agreements entered into | Foreign_currency_swap_agreement									2
Number of tranches relating to the multi-tranche private placement debt offering | Debt_tranche	2
USD/CDN | Currency risk
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net income	$ 4,600,000	(3,300,000)
Other comprehensive income (loss)	$ (17,300,000)	$ (10,600,000)
Multi-Tranche Private Placement Debt, Tranche One, December 2024 | USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, notional amount			127.0	$ 130,500,000		127.0	$ 130,500,000
Multi-Tranche Private Placement Debt, Tranche Two, December 2027 | USD/CDN | Foreign currency swap agreements
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Derivative, notional amount			98.0	$ 100,700,000		98.0	$ 100,700,000
Hedges Of Net Investment In US Entities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Gross finance lease obligations			8.6			9.9
Hedges Of Net Investment In US Entities | Senior Notes
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Borrowings			$ 372.8			$ 372.8